Redeemable and Convertible Shares - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Series A Preferred Shares
Temporary Equity [Line Items]
Preferred shares outstanding		29,000,000
Liquidation preference	In a liquidation event, all proceeds resulted from the liquidation event will be first distributed to the Series A Preferred Shares holder based on 100% of the preferred shares purchase price, plus an annual compounded return of 10%, plus any declared but unpaid dividend.
Liquidation preference percentage for temporary equity	100.00%
Eligible annual compound interest in liquidation event	10.00%
Number of ordinary shares issued upon conversion of convertible securities	1
Number of additional ordinary shares issued for each convertible securities before closing of IPO	1
Maximum redemption percentage on purchase price of preferred shares	100.00%
Maximum redemption percentage of annual compound return on purchase price of preferred shares	15.00%
Class A Ordinary Shares
Temporary Equity [Line Items]
Conversion of Series A Preferred Shares upon IPO		29,000,000